UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period to

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period to

☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2022 to December 31, 2022

Date of Report (Date of earliest event reported)

February 3, 2023

SAFCO Auto Depositor, LLC1

(Exact name of securitizer as specified in its charter)

none	0001944183
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Gary Stein, (954) 745-2503

Name and telephone number, including area code,

of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)	☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)	☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)	☒

[1]

SAFCO Auto Depositor, LLC, is filing this Form ABS-15G in respect of the asset-backed securities as to which it or any affiliate thereof was a securitizer during the reporting period, including Southern Auto Finance Company, LLC and SAFCO Auto Receivables Trust 2022-1.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

SAFCO Auto Depositor, LLC
(Securitizer)

By:	/s/ Gary Stein
Name: Gary Stein
Title: Authorized Signatory

Date: February 3, 2023